SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of Consolidation and Basis of Presentation:

A.       Principles of Consolidation and Basis of Presentation:

The Company's consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries (“the Company”), after elimination of material intercompany transactions and balances.

Use of Estimates in the Preparation of Financial Statements:

B.       Use of Estimates in the Preparation of Financial Statements:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Financial Statements in U.S. Dollars:

C.       Financial Statements in U.S. Dollars:

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar (the “dollar”). Accordingly, the Company uses the dollar as its functional and reporting currency. Certain of the dollar amounts in the financial statements may represent the dollar equivalent of other currencies, including the New Israeli Shekel (“NIS”).

Transactions and balances denominated in dollars are presented at their dollar amounts. Non-dollar transactions and balances are re-measured into dollars in accordance with the principles set forth in Accounting Standards Codification Topic No. 830 (“ASC 830”), “Foreign Currency Translation”. All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

Cash and Cash Equivalents:

D.       Cash and Cash Equivalents:

Cash and cash equivalents represent short-term highly liquid investments (mainly interest-bearing deposits) with maturity dates not exceeding three months from the date of deposit.

Short Term Bank Deposit:	E. Short Term Bank Deposit: Short term bank deposits consist of bank deposits with original maturities of more than three months and up to twelve months.
Allowance for Doubtful Accounts:	F. Allowance for Doubtful Accounts: The allowance for doubtful accounts is computed on the specific identification basis.
Business Combination:

G.       Business Combination:

The company accounts for business combination in accordance with ASC No, 805, “Business Combination”. ASC No. 805 requires recognition of assets acquired and liabilities assumed at the acquisition date, measured at their fair values as of that date. Any access of the fair value of net assets acquired over purchased price and any subsequent changes in estimated contingencies are to be recorded in the consolidated statements of operations.

Held for trading Securities:

H.       Held for trading Securities:

A financial asset is classified at fair value through profit or loss if it is classified as held for trading or is designated as such upon initial recognition. Attributable transaction costs are recognized in profit or loss as incurred. Financial assets at fair value through profit or loss are measured at fair value, and changes therein are recognized in profit or loss.

Inventories:

I.        Inventories:

Inventories are presented at the lower of cost or market. Cost is determined as follows:

Raw materials-on the average cost basis.

Finished goods and work in process - on actual production cost basis (materials, labor and indirect manufacturing costs).

The Company writes down product inventory, based on slow moving items, and assumptions about future demands, market conditions.

Property and Equipment:

J.       Property and Equipment:

Property and equipment are presented at cost, net of accumulated depreciation. Annual depreciation is calculated based on the straight-line method over the shorter of the estimated useful lives of the related assets. Estimated useful life, in years, is as follows:

Years

Electronic equipment	3-7
Office furniture and equipment	7-15
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Deprecation methods, useful lives and residual values are reviewed at the end each reporting year and adjusted if appropriate.

Accrued Warranty Costs:

K.       Accrued Warranty Costs:

Accrued warranty costs are calculated in respect of the warranty period on the Company's products and are based on the Company's prior experience and in accordance with management's estimate. The estimated future warranty obligations are affected by the warranty periods, install base, labor and other related costs incurred in correcting a product failure.

Intangible Assets:

L.       Intangible Assets:

Intangible assets that are not considered to have an indefinite useful life are amortized using mainly the straight-line basis over their estimated useful lives, as noted below. Recoverability of these assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the assets. If the assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

Weighted Average Useful Life (Years)
Technology	7
Customer relationships	10
Backlog	Per occurrence
IPR&D	(*)

(*)	Will be determined upon successful launch of the related product.

As of December 31, 2015 no impairment losses were identified.

Goodwill:

M.      Goodwill:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions of ReVera. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

The Company performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350, "Intangibles – Goodwill and Other", prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. The Company has an option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required.

For the period ended December 31, 2015, the Company performed an annual impairment analysis and no impairment losses have been identified.

Revenue Recognition:

N.       Revenue Recognition:

Revenues from the sale of products are recognized when all the following criteria have been met: a persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable, collection of resulting receivables is probable and there are no remaining significant obligations.

Allocation of arrangement consideration among the separate units of accounting is based on their relative selling prices. The selling price for each unit of accounting is determined based on a selling price hierarchy using either vendor specific objective evidence (“VSOE”) of selling price, third party evidence of selling price (“TPE”) or the vendor's best estimate of estimated selling price (“ESP”) for that deliverable. Use of the residual method is prohibited. The objective of ESP is to determine the price at which the Company would transact a sale if the product or service were sold on a stand-alone basis.

Revenues from Service contracts generally specify fixed payment amounts for periods longer than one month, and are recognized on a straight line basis over the term of the contract.

Revenues from sales which were not yet determined to be final sales due to acceptance provisions are deferred and included in deferred revenues. In cases where collectability is not probable, revenues are deferred and recognized upon collection.

Deferred revenues include amounts invoiced to customers for which revenue has not yet been recognized.

Research and Development:

O.       Research and Development:

Research and development costs are charged to operations as incurred. Amounts received or receivable from the Government of Israel through the Office of the Chief Scientist (“OCS”) or from the European Community as participation in certain research and development programs are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement are expected to be met. Royalty expenses are determined based on actual revenues and presented in cost of revenues. Research and development grants recognized during the years ended December 31, 2015, 2014 and 2013 were $1,237, $3,490 and $1,470, respectively.

Income Taxes:

P.       Income Taxes:

The Company accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, “Income Taxes”. Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income tax bases of assets and liabilities and their reported amounts in the financial statements, and for tax loss carryforwards. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence.

ASC 740-10 requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

Share-Based Compensation:

Q.      Share-Based Compensation:

The Company accounts for equity based compensation using ASC 718-10 “Share-Based Payment,” which requires companies to recognize the cost of employee services received in exchange for awards of equity instruments based upon the grant-date fair value of those awards.

Stock Options

Under ASC 718, the fair market value of each option grant is estimated on the date of grant using the “Black-Scholes option pricing” method with the following weighted-average assumptions:

	2 0 1 5	2 0 1 4	2 0 1 3
Risk-free interest rate	1.41%	1.61%	1.35%
Expected life of options	4.62 years	4.75 years	4.75 years
Expected volatility	35.67%	45.29%	68.13%
Expected dividend yield	0%	0%	0%

Earnings per Share:

R.       Earnings per Share:

Earnings per share are presented in accordance with ASC 260-10, “Earnings per Share”. Pursuant to which, basic earnings per share excludes the dilutive effects of convertible securities and is computed by dividing income (loss) available to common shareholders by the weighted-average number of ordinary shares outstanding for the period, net of treasury shares. Diluted earnings per share reflect the potential dilutive effect of all convertible securities. The number of potentially dilutive securities excluded from diluted earnings per share due to the anti-dilutive effect amounted to 946,829 in 2015, 526,381 in 2014 and 939,366 in 2013.

Basic earnings per share in 2015, 2014 and 2013 were $0.58, $0.68 and $0.39 respectively. Diluted earnings per share in 2015, 2014 and 2013 were $0.57, $0.67 and $0.38 respectively.

Treasury Shares:	S. Treasury Shares: Treasury shares are recorded at cost and presented as a reduction of shareholders' equity.
Concentrations of Credit Risk:

T.       Concentrations of Credit Risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade receivables and foreign currency derivative contracts.

The majority of the Company's cash and cash equivalents and bank deposits are invested in dollar instruments with major banks in Israel. Management believes that the financial institutions that hold the Company's investments are corporations with high credit standing. Accordingly, management believes that low credit risk exists with respect to these financial investments

Fair Value Measurements:

U.       Fair Value Measurements:

The fair values of the Company cash and cash equivalents, accounts receivable, and accounts payable approximate their carrying amounts due to their short-term nature. The estimated fair values of the derivative instruments are calculated based on market rates to settle the instruments. These values represent the estimated amounts the Company would receive upon sale or pay upon transfer, taking into consideration current market rates. The Company calculate derivative asset and liability amounts using a variety of valuation techniques, depending on the specific characteristics of the hedging instrument, taking into account credit risk. The fair value of the Company derivative contracts (including forwards and options) is determined using standard valuation models. The significant inputs used in these models are readily available in public markets or can be derived from observable market transactions and, therefore, the Company derivative contracts have been classified as Level 2. Inputs used in these standard valuation models include the applicable spot, forward, and discount rates. The standard valuation model for the Company option contracts also includes implied volatility, which is specific to individual options and is based on rates quoted from a widely used third-party resource.

Derivative Financial Instruments:

V.       Derivative Financial Instruments:

ASC 815 requires the presentation of all derivatives as either assets or liabilities on the balance sheet and the measurement of those instruments at fair value.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. See Note 13 for disclosure of the derivative financial instruments in accordance with such pronouncements.

Impairment of Long-Lived Assets:

W.       Impairment of Long-Lived Assets:

Long-lived assets, held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset Company) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset Company) would be written down to their estimated fair values.

The Company performed an impairment review and did not identify any indicators.

New Accounting Pronouncements:

X.      New Accounting Pronouncements:

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers. The standard provides companies with a single model for accounting for revenue arising from contracts with customers and supersedes current revenue recognition guidance, including industry-specific revenue guidance. The core principle of the model is to recognize revenue when control of the goods or services transfers to the customer, as opposed to recognizing revenue when the risks and rewards transfer to the customer under the existing revenue guidance. The guidance permits companies to either apply the requirements retrospectively to all prior periods presented, or apply the requirements in the year of adoption, through a cumulative adjustment. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective date, which defers the required adoption date of ASU 2014-09 by one year. As a result of the deferred effective date, ASU 2014-09 will be effective for the Company in its first quarter of fiscal 2018. Early adoption is permitted but not before the original effective date of the new standard of the first quarter of fiscal 2017. The Company is currently evaluating the impact of the guidance on its consolidation financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Balance Sheet Classification of Deferred Taxes, to simplify the presentation of deferred taxes. This amendment requires that all deferred tax assets and liabilities, along with any related valuation allowances, be classified as noncurrent on the balance sheet. ASU 2015-17 is effective for annual and interim reporting periods ending after December 15, 2017. Early adoption is permitted, and the new guidance may be applied either prospectively or retrospectively. The Company hasn't adopted this guidance as of December 31, 2015.

In July 2015, the FASB issued ASU No. 2015-11, “Inventory (Topic 330), Simplifying the Measurement of Inventory.” This ASU is intended to simplify subsequent measurement of inventory. An entity should measure inventory within a scope of this ASU at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable cost of completion, disposal, and transportation. The standard is effective for annual periods and interim periods within those annual periods beginning after December 15, 2016. The Company has not yet selected a transition method nor determined the impact of the new standard on its consolidated financial statements.